Note 8 - Alternative Energy Finance Corporation (AEFC) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans and Leases Receivable, Net Amount	$ 10,512	$ 11,281